Operating Expenses and other Revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Advertising expenses	R$ (28,133)	R$ (45,908)	R$ (23,509)
Communication expenses	(27,925)	(27,409)	(24,944)
Financial system service expenses	(434,464)	(387,418)	(273,859)
Maintenance expenses	(35,805)	(36,779)	(31,063)
Promotion expenses	(5,995)	(9,024)	(10,863)
Data processing (rental and maintenance expenses)	(165,178)	(126,856)	(89,782)
Technical services expenses	(329,622)	(310,713)	(243,170)
Travel expenses	(10,857)	(12,901)	(6,653)
Administrative expenses	(12,854)	(9,406)	(7,735)
Legal expenses	(192,360)	(233,763)	(138,415)
Other general and administrative expenses	(67,571)	(25,660)	(25,699)
Total selling, general and administrative expenses	R$ (1,310,764)	R$ (1,225,837)	R$ (875,692)